Equity - Mezzanine equity (Details) - USD ($)					12 Months Ended
	May 10, 2019	Jun. 27, 2018	Mar. 31, 2018	May 26, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Subsidiary, Sale of Stock [Line Items]
Par value per share					$ 0.01	$ 0.01
Aggregate offering price					$ 200,000	$ 0	$ 0
Number of shares into which redeemable shares have been converted	725,000
Capital contribution				$ 284,269			$ 284,269
Private placements | The Purchaser, an unrelated third party
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		350,000	375,000
Par value per share		$ 0.01	$ 0.01
Purchase price per share		$ 3.00	$ 2.00
Aggregate offering price		$ 1,050,000	$ 750,000